Tax Situation (Details) - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2012
Disclosure of income tax [text block] [Abstract]
Income tax law description	The income tax rate applicable to national societies, permanent establishments and foreign legal entities will be 32%, 31% and 30% for the periods 2020,2021 and 2022, respectively. Payments abroad for interest, commissions, fees, royalties, leases, personal services are subject to withholding tax at the rate of 20%. Payments for consulting, technical services and technical assistance provided by non-residents are subject to the 20% withholding tax rate. Payments for financial returns to non-residents are subject to the 15% withholding tax rate. Payments to the parent company for management fee, are subject to the 33% withholding tax rate. In case of an increase in taxable income of 30% with respect to the previous year, for fiscal years 2020 and 2021, the statute of limitation of the returns would be six (6) months and in the case of a 20% increase year will be close at month twelve (12).
Tax rate description	companies domiciled in Peru, Chile, and Colombia applied in 2021 income tax rates of 29.5%, 27% and 31% respectively (29.5%, 27% and 32% for 2020). Red Vial 5 S.A., Tren Urbano de Lima S.A., Concesionaria Via Expresa Sur S.A. and Unna Energia S.A. (Blocks III and IV) have legal stability contracts signed with the Peruvian Government in force during the term of the associated concessions.
Tax rate			0.40%
Net assets exceeding			S/ 1.0
Impairment of investments		S/ 67.0
Contingent asset		7.7
Non-recoverable assets		S/ 10.8
Income tax payable description	Unna Energia S.A. S/29.3 million in 2021 -Viva Negocio Inmobiliario S.A. S/1.6 million en 2021 -Morelco S.A.S. S/4.8 million in 2021